Equity (Tables)	Nov. 18, 2019
Schedule of Accumulated Other Comprehensive Income (Loss)
Presented in the table below is a summary of AOCI by component:

At December 31,	2018	2017
(millions)
Dominion Energy
Net deferred losses on derivatives-hedging activities, net of $79 and $188 tax	$(234)	$(301)
Net unrealized gains on nuclear decommissioning trust funds, net of $— and $(419) tax	2	747
Net unrecognized pension and other postretirement benefit costs, net of $519 and $692 tax	(1,465)	(1,101)
Other comprehensive loss from equity method investees, net of $— and $2 tax	(2)	(3)

Total AOCI, including noncontrolling interest	$(1,699)	$(658)

Less other comprehensive income attributable to noncontrolling interest	1	1

Total AOCI, excluding noncontrolling interest	$(1,700)	$(659)

Virginia Power
Net deferred losses on derivatives-hedging activities, net of $4 and $8 tax	$(13)	$(12)
Net unrealized gains on nuclear decommissioning trust funds, net of $— and $(47) tax	1	74

Total AOCI	$(12)	$62

Dominion Energy Gas
Net deferred losses on derivatives-hedging activities, net of $8 and $15 tax	$(25)	$(23)
Net unrecognized pension costs, net of $56 and $59 tax	(144)	(75)

Total AOCI	$(169)	$(98)

Dominion Energy
The following table presents Dominion Energy’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Unrecognized pension and other postretirement benefit costs	Other comprehensive loss from equity method investees	Total
(millions)
Year Ended December 31, 2018
Beginning balance	$(302)	$747	$(1,101)	$(3)	$(659)
Other comprehensive income before reclassifications: gains (losses)	30	(18)	(215)	1	(202)
Amounts reclassified from AOCI: (gains) losses (1)	102	5	78	—	185

Net current period other comprehensive income (loss)	132	(13)	(137)	1	(17)

Cumulative-effect of changes in accounting principle	(64)	(732)	(227)	—	(1,023)
Less other comprehensive income (loss) attributable to noncontrolling interest	1	—	—	—	1

Ending balance	$(235)	$2	$(1,465)	$(2)	$(1,700)

Year Ended December 31, 2017
Beginning balance	$(280)	$569	$(1,082)	$(6)	$(799)
Other comprehensive income before reclassifications: gains (losses)	8	215	(69)	3	157
Amounts reclassified from AOCI: (gains) losses (1)	(29)	(37)	50	—	(16)

Net current period other comprehensive income (loss)	(21)	178	(19)	3	141

Less other comprehensive income (loss) attributable to noncontrolling interest	1	—	—	—	1

Ending balance	$(302)	$747	$(1,101)	$(3)	$(659)

(1)	See table below for details about these reclassifications.

Reclassification out of Accumulated Other Comprehensive Income
The following table presents Dominion Energy’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2018
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$90	Operating revenue
	(14)	Electric fuel and other energy-related purchases
Interest rate contracts	48	Interest and related charges
Foreign currency contracts	13	Other Income

Total	137
Tax	(35)	Income tax expense

Total, net of tax	$102

Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$7	Other income

Total	7
Tax	(2)	Income tax expense

Total, net of tax	$5

Unrecognized pension and other postretirement benefit costs:
Amortization of prior-service costs (credits)	$(21)	Other income
Amortization of actuarial losses	120	Other income

Total	99

Tax	(21)	Income tax expense

Total, net of tax	$78

Year Ended December 31, 2017
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$(81)	Operating revenue
	2	Purchased gas
Interest rate contracts	52	Interest and related charges
Foreign currency contracts	(20)	Other Income

Total	(47)
Tax	18	Income tax expense

Total, net of tax	$(29)

Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$(81)	Other income
Impairment	23	Other income

Total	(58)
Tax	21	Income tax expense

Total, net of tax	$(37)

Unrecognized pension and other postretirement benefit costs:
Prior-service costs (credits)	$(21)	Other income
Actuarial losses	103	Other income

Total	82
Tax	(32)	Income tax expense

Total, net of tax	$50

Summary of Restricted Stock Activity	The following table provides a summary of restricted stock activity for the years ended December 31, 2018, 2017 and 2016:

	Shares	Weighted - average Grant Date Fair Value
	(thousands)
Nonvested at December 31, 2015	855	$66.16
Granted	372	71.67
Vested	(301)	56.83
Cancelled and forfeited	(40)	71.75

Nonvested at December 31, 2016	886	$71.40
Granted	454	74.24
Vested	(287)	68.90
Cancelled and forfeited	(10)	72.37

Nonvested at December 31, 2017	1,043	$73.32
Granted	534	72.92
Vested	(316)	73.59
Cancelled and forfeited	(53)	74.25

Nonvested at December 31, 2018	1,208	$73.03

Virginia Electric and Power Company
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents Virginia Power’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives-hedging activities	Unrealized gains and losses on investment securities	Total
(millions)
Year Ended December 31, 2018
Beginning balance	$(12)	$74	$62
Other comprehensive income before reclassifications: gains (losses)	1	—	1
Amounts reclassified from AOCI: (gains) losses (1)	1	—	1

Net current period other comprehensive income (loss)	2	—	2

Cumulative-effect of changes in accounting principle	(3)	(73)	(76)

Ending balance	$(13)	$1	$(12)

Year Ended December 31, 2017
Beginning balance	$(8)	$54	$46
Other comprehensive income before reclassifications: gains (losses)	(5)	24	19
Amounts reclassified from AOCI: gains (losses) (1)	1	(4)	(3)

Net current period other comprehensive income (loss)	(4)	20	16

Ending balance	$(12)	$74	$62

(1)	See table below for details about these reclassifications.

Reclassification out of Accumulated Other Comprehensive Income
The following table presents Virginia Power’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2018
(Gains) losses on cash flow hedges:
Interest rate contracts	$1	Interest and related charges

Total	1
Tax	—	Income tax expense

Total, net of tax	$1

Year Ended December 31, 2017
(Gains) losses on cash flow hedges:
Interest rate contracts	$1	Interest and related charges

Total	1
Tax	—	Income tax expense

Total, net of tax	$1

Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$(9)	Other income
Impairment	2	Other income

Total	(7)
Tax	3	Income tax expense

Total, net of tax	$(4)

Dominion Energy Gas Holdings, LLC
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents Dominion Energy Gas’ changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives-hedging activities	Unrecognized pension and other postretirement benefit costs	Total
(millions)
Year Ended December 31, 2018
Beginning balance	$(23)	$(75)	$(98)
Other comprehensive income before reclassifications: gains (losses)	(16)	(52)	(68)
Amounts reclassified from AOCI: (gains) losses (1)	19	4	23

Net current period other comprehensive income (loss)	3	(48)	(45)

Cumulative-effect of changes in accounting principle	(5)	(21)	(26)

Ending balance	$(25)	$(144)	$(169)

Year Ended December 31, 2017
Beginning balance	$(24)	$(99)	$(123)
Other comprehensive income before reclassifications: gains (losses)	6	20	26
Amounts reclassified from AOCI: gains (losses) (1)	(4)	4	—

Net current period other comprehensive income (loss)	2	24	26

Less other comprehensive income (loss) attributable to noncontrolling interest	1	—	1
Ending balance	$(23)	$(75)	$(98)

(1)	See table below for details about these reclassifications.

Reclassification out of Accumulated Other Comprehensive Income
The following table presents Dominion Energy Gas’ reclassifications out of AOCI by component:
Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2018
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$8	Net i ncome from discontinued operations
Interest rate contracts	5	Interest and related charges
Foreign currency contracts	13	Other income

Total	26
Tax	(7)	Income tax expense

Total, net of tax	$19

Unrecognized pension costs:
Actuarial losses	$6	Other income

Total	6
Tax	(2)	Income tax expense

Total, net of tax	$4

Year Ended December 31, 2017
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$8	Net i ncome from discontinued operations
Interest rate contracts	6	Interest and related charges
Foreign currency contracts	(20)	Other income

Total	(6)
Tax	2	Income tax expense

Total, net of tax	$(4)

Unrecognized pension costs:
Actuarial losses	$6	Other income

Total	6
Tax	(2)	Income tax expense

Total, net of tax	$4